                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06052

             Morgan Stanley Municipal Income Opportunities Trust III
               (Exact name of registrant as specified in charter)

 1221 Avenue of the Americas, New York, New York                         10020
(Address of principal executive offices)                              (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2006

Date of reporting period: March 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Income Opportunities Trust III performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

For the year ended March 31, 2006

MARKET CONDITIONS


Over the 12-month period ending March 31, 2006, events ranging from the Gulf Coast hurricanes to soaring oil prices raised market concern about the sustainability of economic growth. Some observers initially believed the economy would suffer significant adverse after-effects from Hurricane Katrina. However, as time progressed, it became apparent that the impact on the economy would be smaller and more temporary than anticipated. Even the sharply higher energy prices failed to interrupt the positive economic momentum, and real gross domestic product growth continued at a favorable pace throughout the period.

Given the economy's solid growth and relatively low inflation, the Federal Open Market Committee (the "Fed") continued with its targeting policy, raising the federal funds target rate from 2.75 percent to 4.75 percent through eight increases of 25 basis points each. Moreover, as the reporting period came to a close, comments by the Fed suggested that the current tightening cycle was not over.

Yields on short-term municipal bonds followed the target rate and rose steadily. In contrast, the yields of long-term bonds declined for the period overall, reflecting strong demand for longer maturities and the market's perception that inflation was under control. Accordingly, the slope of the yield curve flattened as the difference between short-term and long-term interest rates narrowed substantially. Representative yields on 30-year AAA rated municipal bonds began at 4.60 percent and ended at 4.50 percent during the period, having ranged from a low of 4.20 percent in June to a high of 4.65 percent in November. Investors' quest for yield favored lower-quality bonds over high-grade issues and kept credit spreads relatively tight. (Credit spreads measure the incremental yield investors require to assume additional credit risk. When credit spreads tighten, lower-rated issues typically outperform high-grade issues.)

Long-term municipal volume increased 13 percent to a record $408 billion in 2005. The flatter yield curve and low long-term interest rates encouraged municipalities to refinance their debt. Refundings accounted for 30 percent of annual volume, a nearly 50 percent increase over 2004. In the first three months of calendar year 2006, volume dropped 30 percent compared to the same period in 2005.

The municipal-to-Treasury yield ratio, which gauges the performance between the two markets, remained attractive for tax-exempt bonds. As a result, institutional investors--such as hedge funds and arbitrage accounts--that normally focus on taxable bond sectors "crossed-over" to purchase municipal bonds. Demand from individual investors was less robust, given the low absolute level of yields.

PERFORMANCE ANALYSIS

For the 12-month period ended March 31, 2006, Morgan Stanley Municipal Income Opportunities Trust III's (OIC's) net asset value (NAV) increased from $9.51 to $9.77 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.525 per share, the Fund's total NAV return was 8.72 percent. OIC's value on the New York Stock Exchange (NYSE) moved from $8.27 to $9.60 per share during the same period. Based on this change plus reinvestment of tax-free dividends, the Fund's total market return was 22.84 percent. OIC's NYSE market price was at a 1.74 percent discount to its NAV. During the fiscal year, the Fund purchased and retired 300,621 shares of common stock at a weighted average market discount of 5.68 percent.

Monthly dividends for the first quarter of 2006, declared in December, were unchanged at $0.045 per share. The dividend reflects the current level of the Fund's net investment income. OIC's level of undistributed net investment income was $0.13 per share on March 31, 2006, versus $0.10 per share 12 months earlier(1). All holdings were accruing interest at the end of the fiscal year. The Fund maintained a conservative interest rate strategy in anticipation of continued Fed tightening and generally higher interest rates. At the end of March, the Fund's option-adjusted duration(*) was 6.5 years. Overall, the Fund's duration positioning tempered total returns when rates declined, but helped total returns when rates rose.

As discussed in previous reports, the Fund invests primarily in higher yielding municipal bonds. Consistent with its focus on higher yielding securities, the Fund's exposure to below investment grade or non-rated issues was gradually increased to more than two-thirds of assets by the close of the period. This security mix had a positive impact on performance as lower rated bonds outperformed the high-grade municipal bond market. Reflecting a commitment to diversification, the Fund's net assets of $83.8 million were invested among 11 long-term sectors and 84 credits.

OIC's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

-------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

1 Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

   TOP FIVE SECTORS
   Retirement & Life Care Facilities                   24.1%
   Hospital                                            14.4
   IDR/PCR*                                            12.4
   Recreational Facilities                             11.5
   Nursing & Health Related Facilities                 11.0

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                              1.6%
   Aa/AA                                                0.3
   A/A                                                  1.2
   Baa/BBB                                             19.6
   Ba/BB or Less                                        9.9
   NR                                                  67.4

* Industrial Development/Pollution Control Revenue

Data as of March 31, 2006. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of March 31, 2006


WEIGHTED AVERAGE MATURITY: 21 YEARS(a)

0-5                                                                                9
6-10                                                                               8
11-15                                                                              9
16-20                                                                             12
21-25                                                                             32
26-30                                                                             21
30+                                                                                9

(a)  Where applicable maturities reflect mandatory tenders, puts and call dates.

     Portfolio structure is subject to change.

                         Geographic Summary of Investments
                  Based on Market Value as a Percent of Net Assets

Alabama.................     1.2%
Arizona.................     1.3
California..............     5.5
Colorado................     1.5
Connecticut.............     2.5
District of Columbia....     1.2
Florida.................     9.5
Hawaii..................     2.0
Idaho...................     2.0
Illinois................     5.6
Indiana.................     2.9
Iowa....................     2.6
Kansas..................     2.5
Louisiana...............     1.5
Maryland................     2.2
Massachusetts...........     4.1
Missouri................     8.5
Nevada..................     3.1
New Hampshire...........     1.2
New Jersey..............     7.7
New York................     8.1
Ohio....................     0.7
Oklahoma................     1.3
Pennsylvania............     3.4
South Carolina..........     0.6
Tennessee...............     3.4
Texas...................     4.4
Virginia................     8.9
Washington..............     0.3
Wyoming.................     1.9
Joint exemptions*.......    (1.2)
                           -----
Total...................   100.4%
                           =====

     --------------------------
     * Joint exemptions have been included in each geographic location.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of March 31, 2006


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 5 YEARS(a)

2006(a)                                                                           14
2007                                                                               4
2008                                                                               8
2009                                                                              10
2010                                                                               8
2011                                                                              10
2012                                                                              11
2013                                                                              10
2014                                                                               7
2015                                                                               9
2016+                                                                              9

COST (BOOK) YIELD(b) -- WEIGHTED AVERAGE BOOK YIELD: 6.7%

2006(a)                                                                           7.1
2007                                                                              7.4
2008                                                                              6.4
2009                                                                              6.3
2010                                                                              7.2
2011                                                                              7.4
2012                                                                              6.7
2013                                                                              6.6
2014                                                                              6.2
2015                                                                              5.6
2016+                                                                             6.8

(a)  May include issues initially callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 7.1% on 14% of the long-term portfolio that is callable in 2006.

     Portfolio structure is subject to change.

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (95.8%)
            Educational Facilities Revenue (6.8%)
 $ 1,000    Pima County Industrial Development Authority, Arizona, Noah
              Webster Basic School Ser 2004 A..........................   6.125%  12/15/34   $ 1,019,470
     600    ABAG Finance Authority for Nonprofit Corporations,
              California, National Center for International Schools
              COPs.....................................................   7.50    05/01/11       613,434
     500    Bellalago Educational Facilities Benefits District,
              Florida, Bellalago Charter School Ser 2004 B.............   5.80    05/01/34       516,605
     500    Illinois Finance Authority, Fullerton Village Student
              Housing Ser 2004 A.......................................   5.125   06/01/35       503,280
   1,500    Upland, Indiana, Taylor University Ser 2002................   6.25    09/01/28     1,638,345
     420    Maryland Industrial Development Financing Authority, Our
              Lady of Good Counsel High School Ser 2005 A..............   5.50    05/01/20       438,749
   1,000    Chattanooga Health Educational & Housing Facilities Board,
              Tennessee, Student Housing Refg Ser 2005 A...............   5.00    10/01/25       983,490
                                                                                             -----------
 -------
                                                                                               5,713,373
   5,520
                                                                                             -----------
 -------
            Hospital Revenue (14.4%)
   1,000    Colbert County -- Northwest Health Care Authority, Alabama,
              Helen Keller Hospital Ser 2003...........................   5.75    06/01/27     1,021,790
   1,500    Hawaii Department of Budget & Finance, Wilcox Memorial
              Hospital Ser 1998........................................   5.50    07/01/28     1,502,385
   1,000    Madison County Industrial Development Authority, Idaho,
              Madison Memorial Hospital Ser 2006 COPS (WI).............   5.25    09/01/37     1,013,170
     500    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002........................................   6.125   08/01/31       532,990
   1,000    Nevada, Missouri, Nevada Regional Medical Center Ser
              2001.....................................................   6.75    10/01/31     1,059,230
   1,000    Henderson, Nevada, Catholic Health West Ser 1998 A.........   5.125   07/01/28     1,010,180
   1,000    New Hampshire Higher Educational & Health Facilities
              Authority, Littleton Hospital Association Ser 1998 A.....   6.00    05/01/28     1,022,770
   1,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994......................   7.25    07/01/27     1,025,200
   1,000    Oklahoma Development Finance Authority, Comanche County
              Hospital 2000 Ser B......................................   6.60    07/01/31     1,100,530
     120    South Carolina Jobs Economic Development Authority,
              Palmetto Health Ser 2003 C...............................   6.875   08/01/27       138,231
     500    Knox County Health, Educational & Housing Facility Board,
              Tennessee, Baptist Health of East Tennessee Ser 2002.....   6.50    04/15/31       531,235
     500    Decatur Hospital Authority, Texas, Wise Regional Health Ser
              2004 A...................................................   7.125   09/01/34       542,695
   1,500    Teton County Hospital District, Wyoming, St John's Medical
              Center Ser 2002..........................................   6.75    12/01/27     1,590,555
                                                                                             -----------
 -------
                                                                                              12,090,961
  11,620
                                                                                             -----------
 -------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            Industrial Development/Pollution Control Revenue (12.4%)
 $ 1,005    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser 1991
              (AMT)+...................................................  10.125%  09/01/11   $ 1,006,377
     200    Hawaii Department of Budget & Finance, Hawaiian Electric Co
              Ser 1996 A (AMT) (MBIA)..................................   6.20    05/01/26       202,402
   1,000    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT) (Mandatory
              Tender 06/01/07).........................................   6.00    06/01/27     1,012,480
   1,235    Maryland Industrial Development Financing Authority,
              Medical Waste Associates LP 1989 Ser (AMT)...............   8.75    11/15/10       895,363
   1,000    New Jersey Economic Development Authority, Continental
              Airlines Inc Ser 1999 (AMT)..............................   6.625   09/15/12     1,031,390
   1,000    Nassau County Tobacco Settlement Corporation, New York, Ser
              2006 (WI)................................................   5.125   06/01/46       971,750
            New York City Industrial Development Agency, New York,
   1,000      American Airlines Inc Ser 2005 (AMT).....................   7.75    08/01/31     1,108,410
   1,000      IAC/Interactive Corp Ser 2005............................   5.00    09/01/35     1,007,430
   1,000      7 World Trade Center LLC Ser 2005 A......................   6.50    03/01/35     1,056,900
     425    Carbon County Industrial Development Authority,
              Pennsylvania, Panther Creek Partners Refg 2000 Ser
              (AMT)....................................................   6.65    05/01/10       448,490
     500    Pennsylvania Economic Development Financing Authority,
              Reliant Energy Inc Ser 2001 A (AMT)......................   6.75    12/01/36       533,970
     375    Lexington County, South Carolina, Ellett Brothers Inc Refg
              Ser 1988.................................................   7.50    09/01/08       371,325
     700    Pittsylvania County Industrial Development Authority,
              Virginia,
              Multi-Trade Ser 1994 A (AMT).............................   7.45    01/01/09       710,143
                                                                                             -----------
 -------
                                                                                              10,356,430
  10,440
                                                                                             -----------
 -------
            Mortgage Revenue - Multi-Family (3.5%)
            Alexandria Redevelopment & Housing Authority, Virginia,
   1,760      Courthouse Commons Apts Ser 1990 A (AMT).................  10.00    01/01/21     1,601,002
   8,791      Courthouse Commons Apts Ser 1990 B (AMT).................   0.00    01/01/21     1,056,293
     290    Washington Housing Finance Commission, FNMA Collateralized
              Refg Ser 1990 A..........................................   7.50    07/01/23       290,545
                                                                                             -----------
 -------
                                                                                               2,947,840
  10,841
                                                                                             -----------
 -------
            Mortgage Revenue - Single Family (0.7%)
      45    Maricopa County Industrial Development Authority, Arizona,
              Ser 2000-1C (AMT)........................................   6.25    12/01/30        45,170
     205    Colorado Housing Finance Authority, 1998 Ser B-2 (AMT).....   7.25    10/01/31       211,968
     320    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1
              (AMT)....................................................   6.45    09/01/29       330,605
                                                                                             -----------
 -------
                                                                                                 587,743
     570
                                                                                             -----------
 -------

8
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            Nursing & Health Related Facilities Revenue (11.0%)
 $ 2,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Services Inc Ser 1999........   6.75%   04/01/34   $ 2,068,480
   1,000    Pinellas County Health Facilities Authority, Florida, Oaks
              of Clearwater Ser 2004...................................   6.25    06/01/34     1,051,610
     960    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996................................   9.25    07/01/25     1,148,640
   1,200    Westside Habilitation Center, Louisiana, Intermediate Care
              Facility for the Mentally Retarded Refg Ser 1993.........   8.375   10/01/13     1,224,648
            Massachusetts Development Finance Agency,
     500      Evergreen Center Ser 2005................................   5.50    01/01/35       501,675
   1,455      Kennedy-Donovan Center Inc 1990 Issue....................   7.50    06/01/10     1,502,899
     730    New Jersey Health Care Facilities Financing Authority,
              Spectrum for Living - FHA Insured Mortgage Refg Ser B....   6.50    02/01/22       731,387
   1,000    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999......................   6.20    06/01/29     1,022,140
                                                                                             -----------
 -------
                                                                                               9,251,479
   8,845
                                                                                             -----------
 -------
            Public Facilities Revenue (1.2%)
   1,000    Kansas City Industrial Development Authority, Missouri,
 -------      Plaza Library Ser 2004...................................   5.90    03/01/24       999,500
                                                                                             -----------
            Recreational Facilities Revenue (11.5%)
   1,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser A..................................   6.25    01/01/30     1,039,140
   1,300    San Diego County, California, San Diego Natural History
              Museum COPs..............................................   5.60    02/01/18     1,245,764
     500    Mashantucket (Western) Pequot Tribe, Connecticut, 1996 Ser
              A (a)....................................................   6.40    09/01/11       514,450
   1,500    Mohegan Tribe of Indians, Connecticut, Gaming Authority Ser
              2001.....................................................   6.25    01/01/31     1,605,225
   1,000    Overland Park Development Corporation, Kansas, Convention
              Center Hotel Ser 2000 A..................................   7.375   01/01/32     1,098,010
   3,000    St Louis Industrial Development Authority, Missouri, Kiel
              Center
              Refg Ser 1992 (AMT)......................................   7.75    12/01/13     3,029,400
   1,000    Austin Convention Enterprises Inc, Texas, Convention Center
              Hotel Ser 2000 A.........................................   6.70    01/01/32     1,058,870
                                                                                             -----------
 -------
                                                                                               9,590,859
   9,300
                                                                                             -----------
 -------
            Retirement & Life Care Facilities Revenue (24.1%)
   1,100    Orange County Health Facilities Authority, Florida, Orlando
              Lutheran Towers Inc Ser 2005.............................   5.375   07/01/20     1,092,333
   2,000    St Johns County Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A......................................   8.00    01/01/30     2,146,160
   1,000    Illinois Finance Authority, Friendship Village of
              Schaumburg Ser 2005 A....................................   5.625   02/15/37     1,014,570

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
 $   750    Illinois Health Facilities Authority, Villa St Benedict Ser
              2003 A-1.................................................   6.90%   11/15/33   $   814,680
     275    Saint Joseph County, Indiana, Holy Cross Village at Notre
              Dame Ser 2006 A..........................................   6.00    05/15/26       287,936
   1,000    Olathe, Kansas, Catholic Care Ser 2006 A...................   6.00    11/15/38     1,030,010
   1,425    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A...................................   5.625   07/01/15     1,438,708
   1,000    Kansas City Industrial Development Authority, Missouri,
              Bishop Spencer 2004 Ser I................................   6.25    01/01/24     1,042,270
            New Jersey Economic Development Authority,
   1,000      Cedar Crest Village Inc Ser 2001 A.......................   7.25    11/15/31     1,083,280
   1,000      Franciscan Oaks Ser 1997.................................   5.70    10/01/17     1,016,260
   1,000      Franciscan Oaks Ser 1997.................................   5.75    10/01/23     1,013,520
     500      Lions Gate Ser 2005 A....................................   5.875   01/01/37       512,415
     750    Bucks County Industrial Development Authority,
              Pennsylvania, Ann's Choice Ser 2005 A....................   6.25    01/01/35       775,470
     500    Montgomery County Industry Development Authority,
              Pennsylvania, Whitemarsh Community Ser 2005..............   6.25    02/01/35       531,305
            Shelby County Health, Educational & Housing Facilities
              Board, Tennessee,
     500      Trezevant Manor Ser 2006 A...............................   5.75    09/01/37       501,370
     750      Village at Germantown Ser 2003 A.........................   7.25    12/01/34       794,947
   1,000    Bexar County Health Facilities Development Corporation,
              Texas, Army Retirement Residence Ser 2002................   6.30    07/01/32     1,065,160
   1,000    Lubbock Health Facilities Development Corporation, Texas,
              Carillon Ser 2005 A......................................   6.50    07/01/26       986,590
   2,580    Chesterfield County Industrial Development Authority,
              Virginia, Brandermill Woods Ser 1998.....................   6.50    01/01/28     2,500,464
     500    Peninsula Ports Authority of Virginia, Virginia Baptist
              Homes Ser 2003 A.........................................   7.375   12/01/32       556,000
                                                                                             -----------
 -------
                                                                                              20,203,448
  19,630
                                                                                             -----------
 -------
            Tax Allocation Revenue (8.9%)
   1,000    San Marcos Community Facilities District No 2002-01,
              California, University Commons Ser 2004..................   5.90    09/01/28     1,048,560
     700    Santa Ana Unified School District, California, Community
              Facilities District No 2004-1 Ser 2005...................   5.05    09/01/30       692,895
            Elk Valley Public Improvement Corporation, Colorado,
     500      Ser 2001 A...............................................   7.30    09/01/22       536,270
     500      Ser 2001 A...............................................   7.35    09/01/31       532,395
   1,000    Midtown Miami Community Development District, Florida,
              Parking Garage Ser 2004 A................................   6.25    05/01/37     1,088,330
     500    Bolingbrook, Illinois, Sales Tax Ser 2005..................  0.00++   01/01/24       448,420
     500    Chicago, Illinois, Lake Shore East Ser 2002................   6.75    12/01/32       540,325

10
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
 $   500    Prince George's County, Maryland, National Harbor Ser
              2004.....................................................   5.20%   07/01/34   $   504,160
   1,000    Des Peres, Missouri, West County Center Ser 2002...........   5.75    04/15/20     1,021,160
     500    Clark County Special Improvement District 142, Nevada,
              Mountains Edge Ser 2003..................................   6.375   08/01/23       518,225
     500    Allegheny County Redevelopment Authority, Pennsylvania,
              Pittsburgh Mills Ser 2004................................   5.60    07/01/23       526,455
                                                                                             -----------
 -------
                                                                                               7,457,195
   7,200
                                                                                             -----------
 -------
            Transportation Facilities Revenue (1.3%)
   1,000    Nevada Department of Business & Industry, Las Vegas
              Monorail 2nd Tier Ser 2000...............................   7.375   01/01/40     1,045,030
                                                                                             -----------
 -------
  85,966    Total Tax-Exempt Municipal Bonds (Cost $77,994,625)...........................    80,243,858
                                                                                             -----------
 -------
            Taxable Convertible Bond (0.2%)
            Airlines
     190    UAL Corp. (Cost $189,924) (b)..............................   5.00    02/01/21       207,967
                                                                                             -----------
 -------
            Short-Term Tax-Exempt Municipal Obligations (4.4%)
     700    Idaho Health Facilities Authority, St Luke's Regional
              Medical Center Ser 2000 (FSA) (Demand 04/03/06)..........   3.15*   07/01/35       700,000
     800    Illinois Financing Authority, Resurrection Health Ser 2005
              B (Demand 04/03/06)......................................   3.18*   05/15/35       800,000
   1,600    New York City Municipal Water Finance Authority, New York,
              2000 Ser C (Demand 04/03/06).............................   3.14*   06/15/33     1,600,000
     600    Cuyahoga County, Ohio, University Hospital of Cleveland Ser
              1985 (Demand 04/03/06)...................................   3.15*   01/01/16       600,000
                                                                                             -----------
 -------
   3,700    Total Short-Term Tax-Exempt Municipal Obligations (Cost $3,700,000)...........     3,700,000
                                                                                             -----------
 -------
 $89,856    Total Investments (Cost $81,884,549) (c)............................    100.4%     84,151,825
 =======
            Liabilities in Excess of Other Assets...............................     (0.4)       (354,906)
                                                                                    -----     -----------
            Net Assets..........................................................    100.0%    $83,796,919
                                                                                    =====     ===========

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 continued

---------------------

AMT   Alternative Minimum Tax.
COPs  Certificates of Participation.
 WI   Security purchased on a when-issued basis.
 *    Current coupon of variable rate demand obligation.
 +    Joint exemption in locations shown.
 ++   Security is a "step-up" bond where the coupon increases on a predetermined future date.
(a)   Resale is restricted to qualified institutional investors.
(b)   Taxable convertible bond issued in reorganization.
(c)   The aggregate cost for federal income tax purposes is
      $81,803,287. The aggregate gross unrealized appreciation is
      $3,912,378 and the aggregate gross unrealized depreciation is $1,563,840, resulting in net unrealized appreciation of
      $2,348,538.
Bond Insurance:
---------------
MBIA  Municipal Bond Investors Assurance Corporation.
FSA   Financial Security Assurance Inc.

12
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2006

Assets:
Investments in securities, at value (cost $81,884,549)......  $84,151,825
Cash........................................................       93,025
Receivable for:
    Interest................................................    1,373,240
    Investments sold........................................      325,000
Prepaid expenses and other assets...........................          692
                                                              -----------
    Total Assets............................................   85,943,782
                                                              -----------
Liabilities:
Payable for:
    Investments purchased...................................    1,981,240
    Investment advisory fee.................................       40,236
    Administration fee......................................        6,438
    Transfer agent fee......................................        4,319
Accrued expenses and other payables.........................      114,630
                                                              -----------
    Total Liabilities.......................................    2,146,863
                                                              -----------
    Net Assets..............................................  $83,796,919
                                                              ===========
Composition of Net Assets:
Paid-in-capital.............................................  $81,809,148
Net unrealized appreciation.................................    2,267,276
Accumulated undistributed net investment income.............    1,063,894
Accumulated net realized loss...............................   (1,343,399)
                                                              -----------
    Net Assets..............................................  $83,796,919
                                                              ===========
Net Asset Value Per Share
8,575,757 shares outstanding (unlimited shares authorized of
$.01 par value).............................................        $9.77
                                                              ===========

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended March 31, 2006

Net Investment Income:
Interest Income.............................................  $5,491,734
                                                              ----------
Expenses
Investment advisory fee.....................................     422,271
Professional fees...........................................      68,932
Administration fee..........................................      67,563
Shareholder reports and notices.............................      31,921
Transfer agent fees and expenses............................      19,759
Registration fees...........................................      16,130
Trustees' fees and expenses.................................       8,232
Custodian fees..............................................       5,244
Other.......................................................      21,882
                                                              ----------
    Total Expenses..........................................     661,934

Less: expense offset........................................      (4,959)
                                                              ----------
    Net Expenses............................................     656,975
                                                              ----------
    Net Investment Income...................................   4,834,759
                                                              ----------
Net Realized and Unrealized Gain:
Net realized gain...........................................     756,757
Net change in unrealized appreciation.......................   1,140,280
                                                              ----------
    Net Gain................................................   1,897,037
                                                              ----------
Net Increase................................................  $6,731,796
                                                              ==========

14
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE YEAR     FOR THE YEAR
                                                                  ENDED            ENDED
                                                              MARCH 31, 2006   MARCH 31, 2005
                                                              --------------   --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $ 4,834,759      $ 4,778,236
Net realized gain (loss)....................................       756,757         (891,137)
Net change in unrealized appreciation/depreciation..........     1,140,280        1,695,270
                                                               -----------      -----------
    Net Increase............................................     6,731,796        5,582,369

Dividends to shareholders from net investment income........    (4,574,650)      (4,789,919)

Net decrease from transactions in shares of beneficial
  interest..................................................    (2,740,265)      (1,961,269)
                                                               -----------      -----------
    Net Decrease............................................      (583,119)      (1,168,819)
Net Assets:
Beginning of period.........................................    84,380,038       85,548,857
                                                               -----------      -----------
End of Period
(Including accumulated undistributed net investment income
of $1,063,894 and $865,557, respectively)...................   $83,796,919      $84,380,038
                                                               ===========      ===========

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006

1. Organization and Accounting Policies

Morgan Stanley Municipal Income Opportunities Trust III (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on February 20, 1990 and commenced operations on April 30, 1990.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 continued

broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") the Fund pays the Investment Adviser an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2006 aggregated $16,312,094 and $20,204,736, respectively. Included in the aforementioned transactions is a purchase of $999,250 with Morgan Stanley Quality Municipal Investment Trust.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 continued

compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended March 31, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,245. At March 31, 2006, the Fund had an accrued pension liability of $62,816 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                        CAPITAL
                                                                                        PAID IN
                                                                          PAR VALUE    EXCESS OF
                                                               SHARES     OF SHARES    PAR VALUE
                                                              ---------   ---------   -----------
Balance, March 31, 2004.....................................  9,109,873    $91,099    $86,421,820
Treasury shares purchased and retired (weighted average
  discount 10.25%)*.........................................   (233,495)    (2,335)    (1,958,934)
Reclassification due to permanent book/tax differences......     --          --               (60)
                                                              ---------    -------    -----------
Balance, March 31, 2005.....................................  8,876,378     88,764     84,462,826
Treasury shares purchased and retired (weighted average
  discount 5.68%)*..........................................   (300,621)    (3,006)    (2,737,259)
Reclassification due to permanent book/tax differences......     --          --            (2,177)
                                                              ---------    -------    -----------
Balance, March 31, 2006.....................................  8,575,757    $85,758    $81,723,390
                                                              =========    =======    ===========

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

On March 28, 2006, the Fund declared the following dividends from net investment income:

 AMOUNT
PER SHARE    RECORD DATE        PAYABLE DATE
---------  ----------------   ----------------
 $0.045    April 7, 2006       April 21, 2006
 $0.045     May 5, 2006         May 19, 2006
 $0.045     June 9, 2006       June 23, 2006

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 continued

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                               FOR THE YEAR     FOR THE YEAR
                                                                  ENDED            ENDED
                                                              MARCH 31, 2006   MARCH 31, 2005
                                                              --------------   --------------
Tax-exempt income...........................................    $4,574,650       $4,731,105
Ordinary income.............................................       --                58,814
                                                                ----------       ----------
Total distributions.........................................    $4,574,650       $4,789,919
                                                                ==========       ==========

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2006 continued

As of March 31, 2006, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income.............................    $ 1,010,915
Undistributed ordinary income...............................         53,555
Undistributed long-term gains...............................       --
                                                                -----------
Net accumulated earnings....................................      1,064,470
Capital loss carryforward*..................................     (1,343,391)
Temporary differences.......................................        (81,846)
Net unrealized appreciation.................................      2,348,538
                                                                -----------
Total accumulated earnings..................................    $ 1,987,771
                                                                ===========

---------------------

* During the year ended March 31, 2006, the Fund utilized $813,673 of its net capital loss carryforward. As of March 31, 2006, the Fund had a net capital loss carryforward of $1,343,391 of which $375,070 will expire on March 31, 2011 and $968,321 will expire on March 31, 2013 to offset future capital gains to the extent provided by regulations.

As of March 31, 2006, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $2,177, accumulated undistributed net investment income was charged $61,772 and accumulated net realized loss was credited $63,949.

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                   FOR THE YEAR ENDED MARCH 31
                                                 ----------------------------------------------------------------
                                                   2006          2005          2004          2003          2002
                                                 --------      --------      --------      --------      --------

Selected Per Share Data:

Net asset value, beginning of period...........    $9.51         $9.39         $9.33         $9.32         $9.48
                                                   -----         -----         -----         -----         -----

Income (loss) from investment operations:
    Net investment income*.....................     0.55          0.53          0.52          0.56          0.57
    Net realized and unrealized gain (loss)....     0.22          0.10          0.09          0.01         (0.12)
                                                   -----         -----         -----         -----         -----

Total income from investment operations........     0.77          0.63          0.61          0.57          0.45
                                                   -----         -----         -----         -----         -----

Less dividends and distributions from:
    Net investment income......................    (0.53)        (0.53)        (0.56)        (0.57)        (0.57)
    Net realized gain..........................       --            --            --            --         (0.05)
                                                   -----         -----         -----         -----         -----

Total dividends and distributions..............    (0.53)        (0.53)        (0.56)        (0.57)        (0.62)
                                                   -----         -----         -----         -----         -----

Anti-dilutive effect of acquiring treasury
 shares*.......................................     0.02          0.02          0.01          0.01          0.01
                                                   -----         -----         -----         -----         -----

Net asset value, end of period.................    $9.77         $9.51         $9.39         $9.33         $9.32
                                                   =====         =====         =====         =====         =====

Market value, end of period....................    $9.60         $8.27         $8.92         $8.63         $8.72
                                                   =====         =====         =====         =====         =====

Total Return+..................................    22.84%        (1.27)%       10.00%         5.58%         5.56%

Ratios to Average Net Assets:
Expenses.......................................     0.79%(1)      0.93%(1)      1.02%(1)      0.98%(1)      0.99%(1)

Net investment income..........................     5.74%         5.68%         5.59%         5.96%         6.02%

Supplemental Data:
Net assets, end of period, in thousands........  $83,797       $84,380       $85,549       $86,567       $88,271

Portfolio turnover rate........................       20%           17%           12%            8%           18%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Does not reflect the effect of expense offset of 0.01%.

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Municipal Income Opportunities Trust III:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Municipal Income Opportunities Trust III (the "Fund"), including the portfolio of investments, as of March 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Municipal Income Opportunities Trust III as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
May 19, 2006

Morgan Stanley Municipal Income Opportunities Trust III
REVISED INVESTMENT POLICY (UNAUDITED)

On August 24, 2005, the Trustees of Morgan Stanley Municipal Income Opportunities Trust III (the "Fund") approved a change to the Fund's investment policy with respect to inverse floating rate municipal obligations whereby the Fund now would be permitted to invest up to 15% of its assets in inverse floating rate municipal obligations. The inverse floating rate municipal obligations in which the Fund will invest are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed income obligation: (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or
(ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligation will increase and if market interest rates increase, the interest rate on the obligation will fall. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

Morgan Stanley Municipal Income Opportunities Trust III
RESULTS OF ANNUAL SHAREHOLDER MEETING (UNAUDITED)

On October 26, 2005, an annual meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees:

                                                                 FOR               WITHHELD
                                                              -----------------------------
Wayne E. Hedien.............................................   7,576,870           110,646
Dr. Manuel H. Johnson.......................................   7,579,100           108,416
Joseph J. Kearns............................................   7,579,061           108,455
Fergus Reid.................................................   7,585,301           102,215

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Edwin J. Garn, Michael E. Nugent, Charles A. Fiumefreddo and James F. Higgins.

Morgan Stanley Municipal Income Opportunities Trust III
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Michael Bozic (65)                       Trustee      Since April     Private Investor; Director or        197
c/o Kramer Levin Naftalis & Frankel LLP               1994            Trustee of the Retail Funds
Counsel to the Independent Trustees                                   (since April 1994) and the
1177 Avenue of the Americas                                           Institutional Funds (since
New York, NY 10036                                                    July 2003); formerly Vice
                                                                      Chairman of Kmart Corporation
                                                                      (December 1998-October 2000),
                                                                      Chairman and Chief Executive
                                                                      Officer of Levitz Furniture
                                                                      Corporation (November
                                                                      1995-November 1998) and
                                                                      President and Chief Executive
                                                                      Officer of Hills Department
                                                                      Stores (May 1991-July 1995);
                                                                      formerly variously Chairman,
                                                                      Chief Executive Officer,
                                                                      President and Chief Operating
                                                                      Officer (1987-1991) of the
                                                                      Sears Merchandise Group of
                                                                      Sears, Roebuck & Co.

Edwin J. Garn (73)                       Trustee      Since January   Consultant; Director or              197
1031 N. Chartwell Court                               1993            Trustee of the Retail Funds
Salt Lake City, UT 84103                                              (since January 1993) and the
                                                                      Institutional Funds (since
                                                                      July 2003); member of the Utah
                                                                      Regional Advisory Board of
                                                                      Pacific Corp. (utility
                                                                      company); formerly Managing
                                                                      Director of Summit Ventures
                                                                      LLC (2000-2004) (lobbying and
                                                                      consulting firm); United
                                                                      States Senator (R-Utah)
                                                                      (1974-1992) and Chairman,
                                                                      Senate Banking Committee
                                                                      (1980-1986), Mayor of Salt
                                                                      Lake City, Utah (1971-1974),
                                                                      Astronaut, Space Shuttle
                                                                      Discovery (April 12-19, 1985),
                                                                      and Vice Chairman, Huntsman
                                                                      Corporation (chemical
                                                                      company).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Michael Bozic (65)                       Director of various business
c/o Kramer Levin Naftalis & Frankel LLP  organizations.
Counsel to the Independent Trustees
1177 Avenue of the Americas
New York, NY 10036
Edwin J. Garn (73)                       Director of Franklin Covey (time
1031 N. Chartwell Court                  management systems), BMW Bank of
Salt Lake City, UT 84103                 North America, Inc. (industrial
                                         loan corporation), Escrow Bank USA
                                         (industrial loan corporation);
                                         United Space Alliance (joint
                                         venture between Lockheed Martin and
                                         the Boeing Company) and Nuskin Asia
                                         Pacific (multilevel marketing);
                                         member of the board of various
                                         civic and charitable organizations.

Morgan Stanley Municipal Income Opportunities Trust III
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Wayne E. Hedien (72)                     Trustee      Since           Retired; Director or Trustee         197
c/o Kramer Levin Naftalis & Frankel LLP               September 1997  of the Retail Funds (since
Counsel to the Independent Trustees                                   September 1997) and the
1177 Avenue of the Americas                                           Institutional Funds (since
New York, NY 10036                                                    July 2003); formerly
                                                                      associated with the Allstate
                                                                      Companies (1966-1994), most
                                                                      recently as Chairman of The
                                                                      Allstate Corporation (March
                                                                      1993-December 1994) and
                                                                      Chairman and Chief Executive
                                                                      Officer of its wholly-owned
                                                                      subsidiary, Allstate Insurance
                                                                      Company (July 1989-December
                                                                      1994).

Dr. Manuel H. Johnson (57)               Trustee      Since July      Senior Partner, Johnson Smick        197
c/o Johnson Smick Group, Inc.                         1991            International, Inc., a
888 16th Street, NW                                                   consulting firm; Chairman of
Suite 740                                                             the Audit Committee and
Washington, D.C. 20006                                                Director or Trustee of the
                                                                      Retail Funds (since July 1991)
                                                                      and the Institutional Funds
                                                                      (since July 2003); Co-
                                                                      Chairman and a founder of the
                                                                      Group of Seven Council (G7C),
                                                                      an international economic
                                                                      commission; formerly Vice
                                                                      Chairman of the Board of
                                                                      Governors of the Federal
                                                                      Reserve System and Assistant
                                                                      Secretary of the U.S.
                                                                      Treasury.

Joseph J. Kearns (63)                    Trustee      Since July      President, Kearns & Associates       198
c/o Kearns & Associates LLC                           2003            LLC (investment consulting);
PMB754                                                                Deputy Chairman of the Audit
23852 Pacific Coast Highway                                           Committee and Director or
Malibu, CA 90265                                                      Trustee of the Retail Funds
                                                                      (since July 2003) and the
                                                                      Institutional Funds (since
                                                                      August 1994); previously
                                                                      Chairman of the Audit
                                                                      Committee of the Institutional
                                                                      Funds (October 2001-July
                                                                      2003); formerly CFO of the J.
                                                                      Paul Getty Trust.


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Wayne E. Hedien (72)                     Director of The PMI Group Inc.
c/o Kramer Levin Naftalis & Frankel LLP  (private mortgage insurance);
Counsel to the Independent Trustees      Trustee and Vice Chairman of The
1177 Avenue of the Americas              Field Museum of Natural History;
New York, NY 10036                       director of various other business
                                         and charitable organizations.
Dr. Manuel H. Johnson (57)               Director of NVR, Inc. (home
c/o Johnson Smick Group, Inc.            construction); Director of KFX
888 16th Street, NW                      Energy; Director of RBS Greenwich
Suite 740                                Capital Holdings (financial holding
Washington, D.C. 20006                   company).
Joseph J. Kearns (63)                    Director of Electro Rent
c/o Kearns & Associates LLC              Corporation (equipment leasing),
PMB754                                   The Ford Family Foundation, and the
23852 Pacific Coast Highway              UCLA Foundation.
Malibu, CA 90265

Morgan Stanley Municipal Income Opportunities Trust III
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                        Number of
                                                                                                      Portfolios in
                                         Position(s)  Term of Office                                  Fund Complex
       Name, Age and Address of           Held with   and Length of   Principal Occupation(s) During   Overseen by
          Independent Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
---------------------------------------  -----------  --------------  ------------------------------  -------------
Michael E. Nugent (69)                   Trustee      Since July      General Partner of Triumph           197
c/o Triumph Capital, L.P.                             1991            Capital, L.P., a private
445 Park Avenue                                                       investment partnership;
New York, NY 10022                                                    Chairman of the Insurance
                                                                      Committee and Director or
                                                                      Trustee of the Retail Funds
                                                                      (since July 1991) and the
                                                                      Institutional Funds (since
                                                                      July 2001); formerly Vice
                                                                      President, Bankers Trust
                                                                      Company and BT Capital
                                                                      Corporation (1984-1988).

Fergus Reid (73)                         Trustee      Since July      Chairman of Lumelite Plastics        198
c/o Lumelite Plastics Corporation                     2003            Corporation; Chairman of the
85 Charles Colman Blvd.                                               Governance Committee and
Pawling, NY 12564                                                     Director or Trustee of the
                                                                      Retail Funds (since July 2003)
                                                                      and the Institutional Funds
                                                                      (since June 1992).


       Name, Age and Address of
          Independent Trustee            Other Directorships Held by Trustee
---------------------------------------  -----------------------------------
Michael E. Nugent (69)                   None.
c/o Triumph Capital, L.P.
445 Park Avenue
New York, NY 10022
Fergus Reid (73)                         Trustee and Director of certain
c/o Lumelite Plastics Corporation        investment companies in the
85 Charles Colman Blvd.                  JPMorgan Funds complex managed by
Pawling, NY 12564                        J.P. Morgan Investment Management
                                         Inc.

Morgan Stanley Municipal Income Opportunities Trust III
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:

                                                                                                      Number of
                                                                                                    Portfolios in
                                       Position(s)  Term of Office                                  Fund Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During   Overseen by
         Interested Trustee            Registrant    Time Served*           Past 5 Years**           Trustee***
-------------------------------------  -----------  --------------  ------------------------------  -------------
Charles A. Fiumefreddo (72)            Chairman of  Since July      Chairman and Director or             197
c/o Morgan Stanley Trust               the Board    1991            Trustee of the Retail Funds
Harborside Financial Center,           and Trustee                  (since July 1991) and the
Plaza Two,                                                          Institutional Funds (since
Jersey City, NJ 07311                                               July 2003); formerly Chief
                                                                    Executive Officer of the
                                                                    Retail Funds (until September
                                                                    2002).

James F. Higgins (58)                  Trustee      Since June      Director or Trustee of the           197
c/o Morgan Stanley Trust                            2000            Retail Funds (since June 2000)
Harborside Financial Center,                                        and the Institutional Funds
Plaza Two,                                                          (since July 2003); Senior
Jersey City, NJ 07311                                               Advisor of Morgan Stanley;
                                                                    Director of Dean Witter Realty
                                                                    Inc.


      Name, Age and Address of
         Interested Trustee            Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Charles A. Fiumefreddo (72)            None.
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ 07311
James F. Higgins (58)                  Director of AXA Financial, Inc. and
c/o Morgan Stanley Trust               The Equitable Life Assurance
Harborside Financial Center,           Society of the United States
Plaza Two,                             (financial services).
Jersey City, NJ 07311

---------------------

  * This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds").
  ** The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.
*** The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Municipal Income Opportunities Trust III
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Ronald E. Robison (67)         President and    Since May 2003  President (since September 2005) and Principal Executive
1221 Avenue of the Americas    Principal                        Officer (since May 2003) of funds in the Fund Complex;
New York, NY 10020             Executive                        President (since September 2005) and Principal Executive
                               Officer                          Officer (since May 2003) of the Van Kampen Funds; Managing
                                                                Director, Director and/or Officer of the Investment Adviser
                                                                and various entities affiliated with the Investment Adviser;
                                                                Director of Morgan Stanley SICAV (since May 2004). Formerly,
                                                                Executive Vice President (July 2003 to September 2005) of
                                                                funds in the Fund Complex and the Van Kampen Funds;
                                                                President and Director of the Institutional Funds (March
                                                                2001 to July 2003); Chief Global Operating Officer of Morgan
                                                                Stanley Investment Management Inc.; Chief Administrative
                                                                Officer of Morgan Stanley Investment Advisors Inc.; Chief
                                                                Administrative Officer of Morgan Stanley Services Company
                                                                Inc.

J. David Germany (51)          Vice President   Since February  Managing Director and (since December 2005) Chief Investment
25 Cabot Square,                                2006            Officer -- Global Fixed Income of Morgan Stanley Investment
Canary Wharf, London,                                           Management; Managing Director and Director of Morgan Stanley
United Kingdom E144QA                                           Investment Management Ltd.; Vice President (since February
                                                                2006) of the Retail and Institutional Funds.

Dennis F. Shea (52)            Vice President   Since February  Managing Director and (since February 2006) Chief Investment
1221 Avenue of the Americas                     2006            Officer -- Global Equity of Morgan Stanley Investment
New York, NY 10020                                              Management; Vice President (since February 2006) of the
                                                                Retail and Institutional Funds. Formerly, Managing Director
                                                                and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51)                Vice President   Since February  Managing Director and General Counsel of Morgan Stanley
1221 Avenue of the Americas                     1997            Investment Management; Managing Director of the Investment
New York, NY 10020                                              Adviser and various entities affiliated with the Investment
                                                                Adviser; Vice President of the Retail Funds and (since July
                                                                2003) the Institutional Funds. Formerly, Secretary, General
                                                                Counsel and/or Director of the Investment Adviser and
                                                                various entities affiliated with the Investment Adviser;
                                                                Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44)           Vice President   Since July      Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                     2004            Management of Morgan Stanley Investment Management (since
New York, NY 10020                                              July 2004); Vice President of the Retail Funds and the
                                                                Institutional Funds (since July 2004); Vice President of the
                                                                Van Kampen Funds (since August 2004); Secretary (since
                                                                February 2006) and Managing Director (since July 2004) of
                                                                the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and
                                                                General Counsel -- Americas, UBS Global Asset Management
                                                                (July 2000 to July 2004).

Carsten Otto (42)              Chief            Since October   Managing Director and U.S. Director of Compliance for Morgan
1221 Avenue of the Americas    Compliance       2004            Stanley Investment Management (since October 2004); Managing
New York, NY 10020             Officer                          Director and Chief Compliance Officer of Morgan Stanley
                                                                Investment Management. Formerly, Assistant Secretary and
                                                                Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (39)      Vice President   Since July      Executive Director of the Investment Adviser and various
1221 Avenue of the Americas                     2003            entities affiliated with the Investment Adviser; Vice
New York, NY 10020                                              President of the Retail Funds (since July 2002) and the
                                                                Institutional Funds (since December 1997). Formerly,
                                                                Secretary of various entities affiliated with the Investment
                                                                Adviser.

Morgan Stanley Municipal Income Opportunities Trust III
TRUSTEE AND OFFICER INFORMATION continued

                                                   Term of
                                 Position(s)      Office and
  Name, Age and Address of        Held with       Length of
      Executive Officer          Registrant      Time Served*          Principal Occupation(s) During Past 5 Years**
-----------------------------  ---------------  --------------  ------------------------------------------------------------
Francis J. Smith (40)          Treasurer and    Treasurer       Executive Director of the Investment Adviser and various
c/o Morgan Stanley Trust       Chief Financial  (since July     entities affiliated with the Investment Adviser; Treasurer
Harborside Financial Center,   Officer          2003) and       and Chief Financial Officer of the Retail Funds (since July
Plaza Two,                                      Chief           2003). Formerly, Vice President of the Retail Funds
Jersey City, NJ 07311                           Financial       (September 2002 to July 2003).
                                                Officer (since
                                                September
                                                2002)

Thomas F. Caloia (60)          Vice President   Since July      Executive Director of the Investment Adviser and various
c/o Morgan Stanley Trust                        2003            entities affiliated with the Investment Adviser; Vice
Harborside Financial Center,                                    President of the Retail Funds. Formerly, Treasurer of the
Plaza Two,                                                      Retail Funds (April 1989 to July 2003).
Jersey City, NJ 07311

Mary E. Mullin (39)            Secretary        Since July      Executive Director of the Investment Adviser and various
1221 Avenue of the Americas                     2003            entities affiliated with the Investment Adviser; Secretary
New York, NY 10020                                              of the Retail Funds (since July 2003) and the Institutional
                                                                Funds (since June 1999).

---------------------

 * This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
** The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Fund's Annual CEO Certification certifying as to compliance with NYSE's Corporate Governance Listing Standards was submitted to the Exchange on December 5, 2005.

The Fund's Principal Executive Officer and Principal Financial Officer Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Fund's N-CSR and are available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

                      2006 FEDERAL TAX NOTICE (UNAUDITED)

         For the year ended March 31, 2006, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Income Opportunities Trust III

Annual Report
March 31, 2006

[MORGAN STANLEY LOGO]

38513RPT-RA06-00393P-Y03/06

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1) The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2) Not applicable.

     (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES..............   $30,446            N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES...   $   540(2)    $5,190,300(2)
   TAX FEES.............   $ 4,448(3)    $2,044,491(4)
   ALL OTHER FEES.......   $    --       $   --
TOTAL NON-AUDIT FEES....   $ 4,988       $7,234,791

TOTAL...................   $35,434       $7,234,791

2005

                           REGISTRANT   COVERED ENTITIES(1)
                           ----------   -------------------
AUDIT FEES..............   $29,002                N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES...   $   452(2)      $3,215,745(2)
   TAX FEES.............   $ 4,585(3)      $   24,000(4)
   ALL OTHER FEES.......   $    --         $       --
TOTAL NON-AUDIT FEES....   $ 5,037         $3,239,745

TOTAL...................   $34,039         $3,239,745

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     Morgan Stanley Retail Funds
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     Morgan Stanley Institutional Funds
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Fund invests in exclusively non-voting securities and therefore this item is not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

                                 FUND MANAGEMENT

PORTFOLIO MANAGEMENT. As of the date of this report, the Fund is managed by members of the Municipal Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are James F. Willison and Wayne D. Godlin, Managing Directors of the Investment Adviser and Gerard J. Lian, an Executive Director of the Investment Adviser.

Mr. Willison has been associated with the Investment Adviser in an investment management capacity since January 1980 and began managing the Fund at inception. Mr. Godlin has been associated with the Investment Adviser in an investment management capacity since May 1988 and began managing the Fund in October 2001. Mr. Lian has been associated with the Investment Adviser in an investment management capacity since December 1991 and began managing the Fund in February 2003.

The composition of the team may change without notice from time to time.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

The following information is as of March 31, 2006.

As of March 31, 2006, Mr. Willison managed 21 mutual funds with a total of approximately $6.9 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

As of March 31, 2006, Mr. Godlin managed five mutual funds with a total of approximately $6.5 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

As of March 31, 2006, Mr. Lian managed three mutual funds with a total of approximately $388.8 million in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio manager.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation. Discretionary compensation can include:

-    Cash Bonus;

- Morgan Stanley's Equity Incentive Compensation Program (EICP) awards -- a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

- Investment Management Deferred Compensation Plan (IMDCP) awards -- a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 75% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;

- Voluntary Deferred Compensation Plans -- voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

- Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

- Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

-    Contribution to the business objectives of the Investment Adviser.

-    The dollar amount of assets managed by the portfolio manager.

-    Market compensation survey research by independent third parties.

-    Other qualitative factors, such as contributions to client objectives.

- Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS

As of March 31, 2006, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

     James F. Willison: None
     Wayne D. Godlin:   None
     Gerard J. Lian:    None

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                                                  (d) Maximum Number
                                                                                    (or Approximate
                                                            (c) Total Number of    Dollar Value) of
                                                             Shares (or Units)     Shares (or Units)
                                                             Purchased as Part      that May Yet Be
                       (a) Total Number     (b) Average         of Publicly         Purchased Under
                         of Shares (or     Price Paid per    Announced Plans or      the Plans or
       Period          Units) Purchased   Share (or Unit)         Programs             Programs
       ------          ----------------   ---------------   -------------------   ------------------
April 1, 2005 --
April 30, 2005               29,300           $8.5181               N/A                   N/A

May 1, 2005 ---
May 31, 2005                 33,521           $8.6715               N/A                   N/A

June 1, 2005 ---
June 30, 2005                27,500           $8.9030               N/A                   N/A

July 1, 2005 ---
July 31, 2005                28,800           $9.0776               N/A                   N/A

August 1, 2005 ---
August 31, 2005              31,800           $9.1024               N/A                   N/A

September 1, 2005 --
September 30, 2005           31,800           $9.1981               N/A                   N/A

October 1, 2005 --
October 31, 2005             27,500           $9.3517               N/A                   N/A

November 1, 2005 --
November  30, 2005           21,200           $9.3956               N/A                   N/A

December 1, 2005 --
December 31, 2005            18,700           $9.2698               N/A                   N/A

January 1, 2006 --
January 31, 2006             27,200           $9.5187               N/A                   N/A

February 1, 2006 --
February 28, 2006            13,500           $9.5083               N/A                   N/A

March 1, 2006 --
March 31, 2006                9,800           $9.5899               N/A                   N/A
                            -------           -------               ---                   ---
Total                       300,621           $9.1754               N/A                   N/A
                            =======           =======               ===                   ===

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust III


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 18, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 18, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
May 18, 2006